Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 11,051,000	Royalties	GHANA	Minerals Income Investment Fund	Asanko Gold Mine	Gold	Open Pit
#: 2
	225,000	Royalties	GHANA	Register General Department	Asanko Gold Mine	Gold	Open Pit
#: 3
	598,000	Taxes	GHANA	Ghana Revenue Authority	Galiano Gold Inc	Gold	Open Pit
#: 4
	2,627,000	Royalties	GHANA	Ghana Revenue Authority	Asanko Gold Mine	Gold	Open Pit
#: 5
	3,178,000	Fees	GHANA	Minerals Commission	Asanko Gold Mine	Gold	Open Pit
#: 6
	223,000	Fees	GHANA	Environmental Protection Agency	Asanko Gold Mine	Gold	Open Pit
#: 7
	145,000	Fees	GHANA	Ministry of Lands and Natural Resources Department Administrator of Stool Lands	Asanko Gold Mine	Gold	Open Pit
#: 8
	164,000	Infrastructure	GHANA	Manso Nkran Community	Asanko Gold Mine	Gold	Open Pit
#: 9
	$ 1,116,000	Infrastructure	GHANA	Abore Community	Asanko Gold Mine	Gold	Open Pit